Document and Entity Information	9 Months Ended
Sep. 30, 2015 shares
Document and Entity Information:
Entity Registrant Name	Wrapmail, Inc.
Document Type	S-1
Document Period End Date	Sep. 30, 2015
Trading Symbol	wrap
Amendment Flag	false
Entity Central Index Key	0001509957
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	245,213,750
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY